Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 4,159	$ 3,288	$ 2,690
Current Trade Receivable [member]
Disclosure of financial assets [line items]
Financial assets	258
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	231
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	22
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	5
Other Current Receivables [member]
Disclosure of financial assets [line items]
Financial assets	21
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	19
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	0
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	$ 2